Average Annual Total Returns{- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend Income Fund	Fidelity Freedom Blend Income Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend Income Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	3.02%	6.02%	[1]	1.61%	4.81%	[1]	2.06%	4.22%	[1]	(1.54%)	4.61%	[1]	3.09%	6.06%	[1]

[1]	(a)From August 31, 2018